Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2020
Segmental analysis
Schedule of group's revenue and profit

The Group’s revenue and profit is disaggregated as follows:

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest		segment	Adjusted
	revenue	revenue	customers	revenue	Other[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2020
Germany	5,723	466	6,189	6	176	6,371	2,844
Italy	2,249	216	2,465	5	36	2,506	800
UK	2,401	509	2,910	24	49	2,983	636
Spain	1,880	132	2,012	8	30	2,050	488
Other Europe	2,411	252	2,663	9	48	2,720	870
Eliminations	(47)	—	(47)	—	—	(47)	—
Europe	14,617	1,575	16,192	52	339	16,583	5,638
Vodacom	1,949	335	2,284	7	132	2,423	891
Other Markets	1,679	212	1,891	—	7	1,898	613
Common Functions	219	13	232	—	424	656	(119)
Eliminations	(46)	—	(46)	—	(87)	(133)	—
Group	18,418	2,135	20,553	59	815	21,427	7,023

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest		segment	Adjusted
	revenue	revenue	customers	revenue	Other[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2019
Germany	4,961	495	5,456	14	120	5,590	2,352
Italy	2,424	256	2,680	4	25	2,709	1,006
UK	2,451	598	3,049	34	68	3,151	658
Spain	1,966	157	2,123	13	25	2,161	460
Other Europe	2,392	253	2,645	9	36	2,690	872
Eliminations	(74)	—	(74)	—	(2)	(76)	—
Europe	14,120	1,759	15,879	74	272	16,225	5,348
Vodacom	2,217	416	2,633	2	99	2,734	1,019
Other Markets	2,024	299	2,323	2	26	2,351	755
Common Functions	240	24	264	—	523	787	(17)
Eliminations	(57)	—	(57)	—	(101)	(158)	—
Group	18,544	2,498	21,042	78	819	21,939	7,105

Note:

1.	Other includes lease revenue.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	Six months ended 30 September
	2020	2019
	€m	€m
Adjusted EBITDA	7,023	7,105
Depreciation and amortisation	(4,729)	(4,874)
Share of adjusted results in equity accounted associates and joint ventures[1]	255	(550)
Adjusted operating profit	2,549	1,681
Restructuring costs	(86)	(163)
Amortisation of acquired customer bases and brand intangible assets	(364)	(232)
Other income and expense[2]	1,184	(872)
Interest on lease liabilities	189	163
Operating profit	3,472	577

Notes:

1.

Share of results of equity accounted associates and joint ventures presented within the Consolidated income statement includes  €255 million (2019: -€550 million) included within Adjusted operating profit, €nil (2019: -€33 million) included within Restructuring costs, -€124 million (2019: -€122 million) included within Amortisation of acquired customer base and brand intangible assets and €129 million (2019: -€1,896 million; principally related to Vodafone Idea Limited) included within other income and expense.

2.

For the six months ended 30 September 2020, the Group recorded a gain of €1,043 million in relation to the merger of Vodafone Hutchison Australia Pty Limited and TPG Telecom Limited which is reported in Other income and expense. See Note 9 ‘Investment in associates and joint ventures’. For the six months ended 30 September 2019, the Group recorded a gain of €1,078 million in relation to the disposal of Vodafone New Zealand, offset by losses incurred in Vodafone Idea Limited

Schedule of groups non-current assets

	30 September	31 March
	2020	2020
	€m	€m
Non-current assets[1]
Germany	47,504	48,266
Italy	10,787	11,119
UK	7,215	7,790
Spain	7,051	7,229
Other Europe	9,060	9,138
Europe	81,617	83,542
Vodacom	5,270	5,400
Other Markets	1,309	1,561
Common Functions	2,110	2,217
Group	90,306	92,720

Note:

Includes goodwill, other intangible assets and property, plant and equipment (including right-of-use assets).